Right-of-Use Assets and Lease Liabilities (Details) - Schedule of right of use assets and lease liabilities - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Right Of Use Assets And Lease Liabilities Abstract
Cost, Right-of-use assets	$ 1,926,936	$ 1,698,049
Accumulated Depreciation, Right-of-use assets	570,482	182,208
Accumulated Depreciation, Net book value	$ 1,356,454	$ 1,515,841